Significant Accounting Policies Additional Information - Goodwill and Intangible Assets (Details) - goodwill_reporting_unit	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 28, 2019
Goodwill [Line Items]
Number of reporting units	19	19
Reporting Unit, Goodwill Balance Held
Goodwill [Line Items]
Number of reporting units		11